SHARE CAPITAL AND RESERVES (Details 3) - $ / shares	Jan. 11, 2032	Jan. 15, 2030	Apr. 24, 2028	Oct. 31, 2027
SHARE CAPITAL AND RESERVES
Weighted average exercise price option and exercisable	$ 0.20	$ 0.44	$ 0.77	$ 0.20
Outstanding Options and exercisable	995,700	500,000	500,000	3,204,300